Information About Components of Consolidated Statements of Financial Position - Schedule of Other Financial Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Investments at fair value	$ 8,254,261	$ 14,667,607
Non-current
Investments at fair value		190,517
Investments at fair value [Member]
Current
Investments at fair value	19,722	2,191,286
Non-current
Investments at fair value		437
Mutual funds [Member]
Current
Investments at fair value		6,658,805
Non-current
Investments at fair value		190,080
Other investments [Member]
Current
Investments at fair value	$ 8,234,539	$ 5,817,516